Segment Information	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Segment Information

NOTE 17: — SEGMENT INFORMATION

a.	Geographic Area Information:

The Group operates in one industry segment, which produces, researches, develops and markets pharmaceutical products. Management organizes the Company’s operations based on geographic segments, which are presented below in accordance with FASB ASC Paragraph 280-10-50-1, “Segment Reporting – Overall – Disclosure – Operating Segments.”

	Israel	Canada	U.S.A.	Other	Consolidated
Year ended March 31, 2021 and as of
March 31, 2021:
Net sales *	$46,574	$110,167	$383,829	$8,400	$548,970
Long-lived assets **	$122,983	$61,027	$35,455	$—	$219,465
Year ended March 31, 2020 and as of
March 31, 2020:
Net sales *	$42,817	$97,997	$495,673	$8,282	$644,769
Long-lived assets **	$123,679	$63,506	$38,379	$—	$225,564
Year ended March 31, 2019 and as of
March 31, 2019:
Net sales *	$40,050	$83,970	$537,111	$8,762	$669,893
Long-lived assets **	$123,698	$59,108	$39,479	$—	$222,285

*	Based on customer’s location, including sales to unaffiliated customers and Sun.
**	Includes property, plant and equipment, net; goodwill and intangible assets, net.
b.

For the year ended March 31, 2021, the Company had net sales to two different U.S. customers of 12.6% and 10.5% of consolidated net sales.  For the year ended March 31, 2020, the Company had net sales to two different U.S. customers of 13.0% and 11.5% of consolidated net sales.  For the year ended March 31, 2019, the Company had net sales to two different U.S. customers of 12.1% and 11.0% of consolidated net sales.

c.	Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2021, 2020 and 2019, were as follows:

	Year ended March 31,
Category	2021	2020	2019
Dermatological and topical	58%	63%	61%
Neuropsychiatric	16%	17%	18%
Cardiovascular	7%	6%	7%
Anti-inflammatory	3%	3%	3%
Other	16%	11%	11%
Total	100%	100%	100%